Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions	Party-In-Interest Transactions
Exempt Party-In-Interest Transactions
ERISA section 406(a) prohibits various types of transactions between a plan and parties-in-interest. Parties-in-interest are defined by the Department of Labor regulation as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. ERISA section 408(a) contains specific exemptions whereby plans may engage in certain transactions with parties-in-interest that are otherwise prohibited by law.
Fidelity is the Trustee and custodian for all of the Master Trust's investments. Fidelity or one of its affiliates manages BrokerageLink, as well as certain plan investments in mutual funds.
Administrative services fees were paid to Fidelity or one of its affiliates during 2025.
At December 31, 2025, the Master Trust held 184,278 shares of common stock of the Company with a cost basis of $9.1 million. At December 31, 2024, the Master Trust held 204,439 shares of common stock of the Company with a cost basis of $9.3 million. For the year ended December 31, 2025, the Master Trust recorded related net appreciation of $4.0 million and dividends of $0.3 million on Company stock.
Member loans also qualify as party-in-interest transactions and amounted to $18.8 million and $20.5 million at December 31, 2025 and 2024, respectively.
Nonexempt Party-In-Interest Transactions

In December 2024, it was discovered that payments of certain non-Plan related audit fees were erroneously made from Plan assets. This is considered a non-exempt (prohibited) transaction under ERISA. The erroneous payments occurred in June 2024, and amounts were returned to the Plan (including earnings thereon) in May 2025. Further, Xylem filed Forms 5330 for each of the 2024 and 2025 Plan years to report the error and pay the required excise tax in accordance with Department of Labor guidance on self-correcting such errors. The amount of erroneous payments was $12,904, the missed earnings were $906, and the excise taxes were $136 and $272 for 2024 and 2025, respectively. With return of the amounts to the Plan (including earnings), filing of the Forms 5330 and payment of the excise tax, Xylem believes the prohibited transaction has been fully corrected in accordance with DOL guidance.